CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018 [1]	Sep. 30, 2019	Sep. 30, 2018	[1]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	$ 8,084	$ 6,061	$ 21,493	$ 17,607		$ 24,189	$ 20,701	$ 18,440
Cost of revenues	1,840	1,559	4,869	4,239		5,726	5,002	4,979
Gross profit	6,244	4,502	16,624	13,368		18,463	15,699	13,461
Operating expenses:
Selling and marketing expenses	4,717	3,164	12,985	9,242		12,699	12,140	14,035
Research and development expenses	1,095	905	3,165	2,761		3,638	4,129	3,225
General and administrative expenses	1,411	1,208	4,491	3,932		5,247	5,278	6,213
Total operating expenses	7,223	5,277	20,641	15,935		21,584	21,547	23,473
Operating loss	(979)	(775)	(4,017)	(2,567)		(3,121)	(5,848)	(10,012)
Financial income from cash and investments	143	55	336	237		244	1,591	716
Financial expenses from notes, loans and other	(299)	(200)	(895)	(961)		(1,161)	(4,884)	(4,760)
Gain (loss) from derivatives instruments, net		(224)	442	1,886		2,433	3,925	(216)
Financial income (expenses), net	(156)	(369)	(117)	1,162		1,516	632	(4,260)
Loss before taxes on income	(1,135)	(1,144)	(4,134)	(1,405)		(1,605)	(5,216)	(14,272)
Taxes on income	(12)	(59)	(135)	(110)		(124)	(85)	(131)
Net loss	$ (1,147)	$ (1,203)	$ (4,269)	$ (1,515)	[2]	$ (1,729)	$ (5,301)	$ (14,403)
Loss per share (in U.S. dollars):
Basic (in dollars per share)			$ (0.01)	$ (0.01)		$ (0.01)	$ (0.02)	$ (0.05)
Diluted (in dollars per share)			$ (0.01)	$ (0.01)		$ (0.01)	$ (0.02)	$ (0.05)

[1]	*See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.
[2]	* See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.** Reclassified.